Non-operating income - Schedule of Other Income (Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Gains (losses) on change in fair value of derivatives	$ 25,650	$ 34,893	$ (45,411)
Convertible loans, derivatives, transaction costs	0	148	1,571
Loss on extinguishment	42,114	0	0
Senior secured term loan facility, warrants, transaction costs	(245)	0	0
Share of results with joint venture	(10,084)	(6,672)	24,368
Exchange differences (loss) gain	(110)	50	(576)
R&D tax credit	357	366	584
Non-operating (expense) income	(12,080)	28,489	(22,606)
Senior Secured Term Loan Facility
Disclosure of detailed information about borrowings [line items]
Change in fair value	2,962	0	0
Deerfield Warrants
Disclosure of detailed information about borrowings [line items]
Change in fair value	$ 11,504	$ 0	$ 0